Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
The Company's accounts receivable at December 31, 2012 and 2011 is comprised of the following (in thousands):

	2012	2011
Simulcast and ADW receivables	$18,210	$11,671
Trade receivables	19,294	18,826
PSL and hospitality receivables	8,335	8,291
Other receivables	3,198	13,393
	49,037	52,181
Allowance for doubtful accounts	(1,885)	(2,408)
	$47,152	$49,773